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                              The Bank of New York
                           One Wall Street, 7th Floor
                               New York, NY 10286

May 5, 2004

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:      BNY Hamilton Funds, Inc.:
                     File Numbers 33-47703 and 811-6654

Dear Madams or Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 35 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 26, 2004.

Please direct any questions or comments regarding any matters relating to this filing to Kim Grundfast at 617-824-1344, to Kurt Decko at 212-558-3250 or to the undersigned at 212-635-1270.

Very truly yours,

/s/ Shanak Patnaik

Shanak Patnaik
Counsel

cc:   Kurt Decko
      (Sullivan & Cromwell)

      Kim Grundfast
      (Bisys Fund Services)